Note 17 - Tax Expense - Movement in Recognized Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018
Statement Line Items [Line Items]
Deferred tax assets (liabilities)		$ (23,230)	[1]	$ (19,555)
Recognised in profit or loss		(2,979)		(3,662)
Foreign exchange movement		23,143		(13)
Deferred tax assets (liabilities)	[1]	(3,066)		(23,230)
Property, plant, and equipment deferred tax liability [member]
Statement Line Items [Line Items]
Deferred tax assets (liabilities)		(24,930)	[1]	(20,985)
Recognised in profit or loss		(4,561)		(3,945)
Foreign exchange movement		25,296
Deferred tax assets (liabilities)	[1]	(4,195)		(24,930)
Allowance for obsolete stock deferred tax asset [member]
Statement Line Items [Line Items]
Deferred tax assets (liabilities)		258	[1]	35
Recognised in profit or loss		11		223
Foreign exchange movement		(247)
Deferred tax assets (liabilities)	[1]	22		258
Prepayments deferred tax liability [member]
Statement Line Items [Line Items]
Deferred tax assets (liabilities)		(3)	[1]	(4)
Recognised in profit or loss
Foreign exchange movement		(1)		1
Deferred tax assets (liabilities)	[1]	(4)		(3)
Unrealised foreign exchange gains (losses) [member]
Statement Line Items [Line Items]
Deferred tax assets (liabilities)		34	[1]	97
Recognised in profit or loss		519		(63)
Foreign exchange movement		(244)
Deferred tax assets (liabilities)	[1]	309		34
Trade and other payables [member]
Statement Line Items [Line Items]
Deferred tax assets (liabilities)		486		429
Recognised in profit or loss		1,093		57
Foreign exchange movement		(840)
Deferred tax assets (liabilities)		739	[1]	486
Share-based payments deferred tax assets [member]
Statement Line Items [Line Items]
Deferred tax assets (liabilities)		13	[1]	12
Recognised in profit or loss		(9)		3
Foreign exchange movement		1		(2)
Deferred tax assets (liabilities)	[1]	5		13
Provisions [member]
Statement Line Items [Line Items]
Deferred tax assets (liabilities)		852		813
Recognised in profit or loss		11		47
Foreign exchange movement		(805)		(8)
Deferred tax assets (liabilities)		58	[1]	852
Other temporary differences [member]
Statement Line Items [Line Items]
Deferred tax assets (liabilities)		12		48
Recognised in profit or loss		(43)		16
Foreign exchange movement		(17)		(4)
Deferred tax assets (liabilities)				$ 12

[1]	The deferred tax liability consists of a deferred tax asset of $63 (2018: $98) from the South African operation and a net deferred tax liability of $3,129 (2018: $23,328) due to the Zimbabwean operation. The amounts are in different tax jurisdictions and cannot be offset. The amounts are presented as part of Non-current assets and a Non-current liabilities in the Statements of financial position. The deferred tax asset recognised is supported by evidence of probable future taxable income.